Junior Subordinated Debentures Held by Trusts that Issued Capital Debt (Tables)	12 Months Ended
Dec. 31, 2015
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Summary of Capital Securities and Junior Subordinated Debentures

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2015.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

December 31, 2015	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	3-mo LIBOR plus 1.53%	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012
		$90,000		$92,786